Revenue and government financing for research expenditures - Additional Information (Details) € in Thousands, $ in Thousands												1 Months Ended						4 Months Ended	6 Months Ended	12 Months Ended
	Sep. 09, 2022 EUR (€)	Aug. 02, 2022 EUR (€)	Aug. 02, 2022 USD ($)	Jun. 30, 2022 EUR (€) program	Jun. 30, 2022 USD ($) program	Jun. 17, 2022 EUR (€)	Jun. 17, 2022 USD ($)	Jun. 01, 2022 USD ($)	Jan. 05, 2021 USD ($)	Dec. 07, 2020 EUR (€)	Dec. 07, 2020 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 EUR (€)	Oct. 31, 2018 USD ($)	Jun. 30, 2015 USD ($)	Jan. 31, 2019 USD ($)	Jun. 30, 2022 EUR (€) program	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements | €																				€ 49,580		€ 12,112	€ 56,155	[1]
2015 monalizumab agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				€ 13,400	$ 14,000
Initial payment | $																									$ 250,000
Exercise of option | $														$ 100,000
Revenue from favorable cumulative adjustment | €																										€ 38,321
Milestone payment received				47,700	50,000	€ 47,700	$ 50,000			€ 41,227	$ 50,000										$ 50,000
Receipts from co-development agreement and option agreement | $																	$ 250,000
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements | €																				4,677		€ 0	€ 13,418
Milestone payment received		€ 4,900	$ 5,000					$ 5,000					$ 5,000							4,700	$ 5,000
Receipts from co-development agreement and option agreement | $														$ 24,000		$ 26,000		$ 50,000
Agreement related to additional preclinical molecules with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements				€ 17,400	$ 20,000
Milestone payment received															€ 17,400	$ 20,000
Number of preclinical programs | program				4	4														4
Agreements with Sanofi for NK Cell engages
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements | €																				€ 3,000
Milestone payment received	€ 3,000								$ 7,000			$ 3,000							€ 3,000

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.